Share-based payments	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments	27 Share-based payments
The Rio Tinto plc and Rio Tinto Limited share-based incentive plans are as follows.
UK Share Plan
The fair values of Matching and Free Share awards are the market value of the shares on the date of purchase. The awards are settled in equity.
Equity Incentive Plan
Since 2018, all long-term incentive awards have been granted under the
2018 Equity Incentive Plan which allows for awards in the form of
Performance Share Awards (PSA), Management Share Awards (MSA)
and Bonus Deferral Awards (BDA) to be granted. In general, these awards will be settled in equity, including the dividends accumulated from date of award to vesting and therefore the awards are accounted for in accordance with the requirements applying to equity-settled share-based payment transactions.
Performance Share Awards
Participants are generally assigned shares in settlement of their PSA on vesting. Therefore the awards are accounted for in accordance with the requirements applying to equity-settled share-based payment
transactions, including the dividends accumulated from date of award to vesting.
The awards are subject to Total Shareholder Return (TSR) performance conditions. The fair value of the awards is calculated using a Monte
Carlo simulation model taking into account the TSR performance conditions. Forfeitures prior to vesting are assumed at 5% per annum of outstanding awards (2022: 5% per annum).
Management Share Awards
The vesting of these awards is dependent on service conditions being met; no performance conditions apply.
The fair value of each award on the day of grant is based on the share price on the day of grant. Forfeitures prior to vesting are assumed at 7%
per annum of outstanding awards (2022: 7% per annum).
Bonus Deferral Awards
Bonus Deferral Awards provide for the mandatory deferral of 50% of the bonuses for Executive Directors and Executive Committee members.
The vesting of these awards is dependent only on service conditions being met. The fair value of each award on the day of grant is based on the share price on the day of grant. Forfeitures prior to vesting are assumed at 3% per annum of outstanding awards (2022: 3% per
annum).
Global Employee Share Plans
The Global Employee Share Plans were introduced in 2012 and re-
approved by shareholders in 2021. Under these plans, the companies provide a Matching share award for each Investment share purchased by a participant. The vesting of Matching awards is dependent on service conditions being met and the continued holding of Investment shares by the participant until vesting. These awards are settled in equity including the dividends accumulated from date of award to vesting. The fair value of each Matching share on the day of grant is equal to the share price on the date of purchase less a deduction of
15% (5% per annum) for estimated cancellations (caused by employees withdrawing their Investment shares prior to vesting) in addition to a deduction for forfeitures prior to vesting which are assumed at 5% per annum of outstanding awards (2022: 5% per annum).
The PSA, MSA, BDA and awards under the Global Employee Share
Plans and UK Share Plan together represent 100% (2022: 100%) of the total IFRS 2 “Share-based Payment” charge for Rio Tinto plc and Rio
Tinto Limited plans in 2023.
Recognition and measurement
These plans are accounted for in accordance with the fair value recognition provisions of IFRS 2.
The fair value of the Group’s share plans is recognised as an expense over the expected vesting period with an offset to retained earnings for
Rio Tinto plc plans and to other reserves for Rio Tinto Limited plans.
The Group uses fair values provided by independent actuaries calculated using a Monte Carlo simulation model.
The terms of each plan are considered at the balance sheet date to determine whether the plan should be accounted for as equity-settled or cash-settled. The Group does not operate any material plans as cash-
settled although certain awards can be settled in cash at the discretion of the directors or where settling awards in equity is challenging or prohibited by local laws and regulations. The value of these awards is immaterial.
The Group’s equity-settled share plans are settled either by the issuance of shares by the relevant parent company; the purchase of shares on market; or the use of shares held in treasury. If the cost of shares acquired to satisfy the plans differs from the expense charged, the difference is taken to retained earnings or other reserves, as appropriate.
The charge that has been recognised in the income statement for Rio
Tinto’s share-based incentive plans, and the related liability (for cash-
settled awards), is set out in the table below.

	Charge recognised for the year			Liability at the end of the year
	2023 US$m	2022 US$m	2021 US$m	2023 US$m	2022 US$m
Equity-settled awards	140	117	122	—	—
Cash-settled awards	4	5	4	6	7
Total	144	122	126	6	7
Performance Share Awards (granted under either the Performance Share Plans or the Equity Incentive Plans)

	Rio Tinto plc awards				Rio Tinto Limited awards
	2023 number	Weighted average fair value at grant date 2023 £	2022 number	Weighted average fair value at grant date 2022 £	2023 number	Weighted average fair value at grant date 2023 A$	2022 number	Weighted average fair value at grant date 2022 A$
Unvested awards at 1 January	2,903,449	24.36	3,376,072	24.26	1,040,240	52.51	1,276,694	50.46
Awarded	562,747	28.40	518,950	25.60	287,714	61.66	256,508	51.21
Forfeited	(166,376)	27.94	(9,973)	31.68	(28,789)	51.91	(38,733)	51.09
Failed performance conditions	—	—	(326,522)	32.83	—	—	(149,788)	61.40
Vested	(703,009)	26.84	(655,078)	20.49	(287,973)	53.88	(304,441)	38.68
Unvested awards at 31 December	2,596,811	24.34	2,903,449	24.36	1,011,192	54.74	1,040,240	52.51

	Rio Tinto plc awards				Rio Tinto Limited awards
	2023 number	Weighted average share price at vesting 2023 £	2022 number	Weighted average share price at vesting 2022 £	2023 number	Weighted average share price at vesting 2023 A$	2022 number	Weighted average share price at vesting 2022 A$
Vested awards settled in shares during the year (including dividend shares applied on vesting)	767,439	59.21	632,533	54.96	238,405	122.58	247,216	115.25
Vested awards settled in cash during the year (including dividend shares applied on vesting)	181,492	58.36	230,006	54.67	140,690	123.40	140,479	115.35
In addition to the equity-settled awards shown above, there were 24,365 Rio Tinto plc and 19,881 Rio Tinto Limited cash-settled awards outstanding at 31 December 2023 (2022: 26,394 Rio Tinto plc and 23,917 Rio Tinto Limited cash-settled awards outstanding). The total liability for these awards at 31 December 2023 was US$1 million (2022: US$2 million).
Management Share Awards, Bonus Deferral Awards (granted under the Equity Incentive Plans), Global Employee Share
Plans and UK Share Plan (combined)

	Rio Tinto plc awards(a)				Rio Tinto Limited awards
	2023 number	Weighted average fair value at grant date 2023 £	2022 number	Weighted average fair value at grant date 2022 £	2023 number	Weighted average fair value at grant date 2023 A$	2022 number	Weighted average fair value at grant date 2022 A$
Unvested awards at 1 January(b)	2,585,679	47.22	2,493,826	43.55	2,340,705	95.27	2,164,568	92.31
Awarded	1,298,578	49.59	1,187,887	50.37	1,159,498	107.86	1,068,556	95.69
Forfeited	(113,473)	57.02	(146,816)	56.66	(144,531)	102.40	(155,631)	96.46
Cancelled	(71,160)	46.21	(65,267)	44.99	(61,993)	93.15	(46,300)	86.44
Vested	(889,496)	39.59	(883,951)	39.69	(712,686)	86.09	(690,488)	86.96
Unvested awards at 31 December(b)	2,810,128	50.36	2,585,679	47.22	2,580,993	103.11	2,340,705	95.27
Comprising:
– Management Share Awards	1,321,207	54.05	1,220,559	48.82	1,211,757	113.03	1,150,641	103.00
– Bonus Deferral Awards	102,388	55.64	139,782	55.96	56,597	113.90	60,862	113.13
– Global Employee Share Plan	1,350,559	46.22	1,191,738	44.51	1,312,639	93.50	1,129,202	86.43
– UK Share Plan	35,974	54.68	33,600	49.05	—	—	—	—
Unvested awards at 31 December(b)	2,810,128	50.36	2,585,679	47.22	2,580,993	103.11	2,340,705	95.27
(a)Awards of Rio Tinto American Depositary Receipts (ADRs) under the Global Employee Share Plan are included within the totals for Rio Tinto plc awards for the purpose of these tables.
(b)These numbers are presented and calculated in accordance with IFRS 2 and represent awards for which an IFRS 2 charge continues to be accrued for.
27 Share-based payments continued

	Rio Tinto plc awards(a)				Rio Tinto Limited awards
	2023 number	Weighted average share price at vesting 2023 £	2022 number	Weighted average share price at vesting 2022 £	2023 number	Weighted average share price at vesting 2023 A$	2022 number	Weighted average share price at vesting 2022 A$
Vested awards settled in shares during the year (including dividend shares applied on vesting):
– Management Share Awards	537,748	57.86	529,054	54.59	476,813	121.87	486,587	113.18
– Bonus Deferral Awards	87,475	55.43	136,317	55.11	23,569	123.91	32,080	107.78
– Global Employee Share Plan	493,187	55.05	478,204	51.52	374,232	118.12	337,782	104.82
– UK Share Plan	6,791	53.28	12,176	55.20	—	—	—	—
Vested awards settled in cash during the year (including dividend shares applied on vesting):
– Bonus Deferral Awards	—	—	23,611	55.98	—	—	12,699	113.23
(a)Awards of Rio Tinto American Depositary Receipts (ADRs) under the Global Employee Share Plan are included within the totals for Rio Tinto plc awards for the purpose of these tables.
In addition to the equity-settled awards shown above, there were 90,331 Rio Tinto plc and 7,913 Rio Tinto Limited cash-settled awards outstanding at 31 December 2023 (2022: 90,748 Rio Tinto plc and 9,685 Rio Tinto Limited cash-settled awards outstanding). The total liability for these awards at 31 December 2023 was US$5 million (2022: US$5 million).